SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income per common share (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 1,891,104	$ 1,152,565	$ 7,264,919	$ 891,521
Basic weighted average shares outstanding	50,000,000	50,000,000	50,000,000	50,000,000	28,476,821	50,000,000
Diluted weighted average shares outstanding	50,000,000	50,000,000	50,000,000	50,000,000	28,476,821	50,000,000
Basic net income per share of common stock	$ 0.04	$ 0.02	$ 0.15	$ 0.02	$ (0.03)	$ 0.06
Diluted net income per share of common stock	$ 0.04	$ 0.02	$ 0.15	$ 0.02	$ (0.03)	$ 0.06
Class A Common Stock Not Subject to Redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income	$ 527,618	$ 321,565	$ 2,026,913	$ 248,734
Basic weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000	12,787,748	13,950,000
Diluted weighted average shares outstanding	13,950,000	13,950,000	13,950,000	13,950,000	12,787,748	13,950,000
Basic net income per share of common stock	$ 0.04	$ 0.02	$ 0.15	$ 0.02	$ (0.03)	$ 0.06
Diluted net income per share of common stock	$ 0.04	$ 0.02	$ 0.15	$ 0.02	$ (0.03)	$ 0.06